CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Gain arising from defined benefit plan, tax	¥ 4	¥ 13	¥ 0
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0